Significant Acquisition Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2023
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		¥ 21,845
Ruisha Technology
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage			18.10%
Payments to Acquire Businesses, Gross	¥ 50,000	¥ 50,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	59.62%